Shareholders’ equity	12 Months Ended
Dec. 31, 2025
Shareholders Equity
Shareholders’ equity

27.	Shareholders’ equity

a) Share capital

In accordance with the Bylaws, Banco Santander's Capital may be increased up to the limit of the authorized capital, regardless of statutory reform, upon deliberation by the Board of Directors and through the issuance of up to 9,090,909,090 (nine billion, ninety million, nine hundred and nine thousand and ninety) shares, observing the legal limits established regarding the number of preferred shares. Any capital increase exceeding this limit will require shareholder approval.

At the Ordinary General Meeting held on April 26, 2024, the increase in share capital in the amount of R$10,000,000,000.00 (ten billion reais) was approved, without the issuance of new shares, through the capitalization of part of the balance of the statutory profit reserve.In this way, the share capital of Banco Santander Brasil becomes R$65,000,000,000.00 (sixty-five billion reais).

The share capital, fully subscribed and paid up, is divided into registered, book-entry shares with no nominal value.

	Thousand of shares
			2025			2024
	Common	Preferred	Total	Common	Preferred	Total
Brazilian residents	129,745	155,583	285,328	138,618	164,502	303,120
Foreign residents	3,688,950	3,524,253	7,213,203	3,680,077	3,515,334	7,195,411
Total shares	3,818,695	3,679,836	7,498,531	3,818,695	3,679,836	7,498,531
(-) Treasury shares	(13,666)	(13,665)	(27,331)	(19,452)	(19,452)	(38,904)
Total outstanding	3,805,029	3,666,171	7,471,200	3,799,243	3,660,384	7,459,627

b) Dividends and interest on equity

The Company's bylaws ensure that shareholders receive a minimum dividend of 25% of their net profit for each fiscal year, adjusted in accordance with the law. Preferred shares do not have voting rights and cannot be converted into common shares, but they have the same rights and benefits granted to common shares, in addition to priority in the distribution of dividends and an additional 10% on dividends paid to common shares, and in the reimbursement of capital, without premium, in the event of the Bank's dissolution.

The dividends were calculated and paid in accordance with Brazilian Corporation Law.

Before the Annual General Meeting of Shareholders, the Board of Directors may resolve to declare and pay dividends from the profits earned, based on: (i) balance sheets or retained earnings reported in the most recent balance sheet, or (ii) balance sheets prepared for periods shorter than six months, provided that the total dividends paid in each half of the fiscal year do not exceed the value of the capital reserves. These dividends are fully attributed to the mandatory dividends.

Below, we present the distribution of Dividends and Interest on Equity made on December 31, 2025 and December 31, 2024.

	2025
		Real per Thousand Shares / Units
	Thousand of Reais	Gross			Net
		Common	Preferred	Units	Common	Preferred	Units
Interest on Capital (1)(5)	1,500,000	191.68	210.84	402.52	162.92	179.22	342.14
Interest on Capital (2)(5)	1,500,000	191.39	210.53	401.92	162.68	178.95	341.63
Interest on Capital (3)(5)	2,000,000	255.18	280.70	535.88	216.90	238.59	455.49
Interest on Capital (4)(5)	2,000,000	255.18	280.70	535.88	216.90	238.59	455.49
Dividends (4)(5)	620,000	79.10	87.01	166.11	67.23	73.96	141.19
Total	7,620,000
((1)	Deliberated by the Board of Directors on January 10, 2025, paid on February 12, 2025, without any remuneration as monetary adjustment.
((2)	Deliberated by the Board of Directors on April 10, 2025, paid on May 8, 2025, without any remuneration as monetary adjustment.
((3)	Deliberated by the Board of Directors on July 10, 2025, paid on August 9, 2025, without any remuneration as monetary adjustment.
((4)	Deliberated by the Board of Directors on October 10, 2025, paid on November 8, 2025, without any remuneration as monetary adjustment.
(5)	Deliberated by the Board of Directors on December 22, 2025, paid on February 5, 2026, without any remuneration as monetary adjustment.
(6)	They were fully allocated to the mandatory minimum dividends distributed by the Bank for the financial year ending December 31, 2025.

	2024
		Real per Thousand Shares / Units
	Thousand of Reais	Gross			Net
		Common	Preferred	Units	Common	Preferred	Units
Interest on Capital (1)(5)	1,500,000	191.84	221.02	412.86	163.06	179.37	342.43
Interest on Capital (2)(5)	1,500,000	191.62	210.78	402.40	162.88	179.16	342.04
Interest on Capital (3)(5)	1,500,000	191.67	210.83	402.50	162.92	179.21	342.13
Interest on Capital (4)(5)	1,300,000	166.10	182.71	348.81	141.18	155.30	296.48
Dividends (4)(5)	200,000	25.55	28.11	53.66	25.55	28.11	53.66
Total	6,000,000
(1)	Approved by the Board of Directors on January 11, 2024, paid on February 8, 2024, without any remuneration for monetary adjustment.
(2)	Resolved by the Board of Directors on April 10, 2024, paid on May 15, 2024, without any remuneration for monetary adjustment.
(3)	Resolved by the Board of Directors on July 10, 2024, paid on August 9, 2024, without any remuneration for monetary adjustment.
(4)	Resolved by the Board of Directors on October 10, 2024, paid on November 8, 2024, without any remuneration for monetary adjustment.
(5)	They were fully allocated to the mandatory minimum dividends distributed by the Bank for the financial year 2024. .

c) Reserves

The net income, after deductions and legal provisions, will be allocated as follows:

Legal reserve

In accordance with Brazilian corporate legislation, 5% towards the legal reserve until it reaches 20% of the capital. This reserve is established to protect the integrity of the share capital and may only be utilized to offset losses or to increase the capital.

Capital reserve

The Bank's capital reserve comprises: goodwill reserves from the subscription of shares and other capital reserves, and may only be used to absorb losses that exceed retained earnings and profit reserves; redemption, repurchase, or acquisition of the Bank's own shares; addition to the share capital; or payment of dividends to preferred shares under specific circumstances.

For corporate purposes, especially for meeting the reserves provided for in Law No. 6,404/76, the balances are determined based on the financial statement under BRGAAP, which was published on February 4, 2026.

Dividend equalization reserve

After the distribution of dividends, any remaining balance, upon a proposal by the Executive Board and approval by the Board of Directors, may be allocated to the establishment of a reserve for dividend equalization, limited to 50% of the Share Capital. This reserve is designed to secure funds for dividend payments, including in the form of Interest on Equity, or their advances, with the objective of maintaining the payout flow to shareholders.

d) Treasury shares

At a meeting held on January 24, 2024, the Board of Directors approved, in continuation of the Repurchase Program that expired on the same date, a new Repurchase Program for Units and ADRs issued by Banco Santander, directly or through its branch in Cayman, for maintenance in treasury or subsequent sale.

The Buyback Program covers the acquisition of up to 36,205,005 Units, representing 36,205,005 common shares and 36,205,005 preferred shares, which corresponded, on December 31, 2025, to approximately 1% of the Bank's share capital. On December 31, 2025, Banco Santander had 356,245,448 common shares and 384,049,858 preferred shares outstanding.

The purpose of the buyback is to (1) maximize value generation for shareholders through efficient management of the capital structure; and (2) enable the payment of directors, management-level employees and other employees of the Bank and companies under its control, under the terms of the Long-Term Incentive Plans. The term of the Buyback Program is up to 18 months from February 6, 2024, ending on August 6, 2025.

	2025	2024
	Quantity	Quantity
	Units	Units
Treasury shares at beginning of the period	19,451	27,193
Shares Acquisitions	-	2,770
Payment - Share-based compensation	(5,785)	(10,511)
Treasury shares at end of the period	13,666	19,452
Balance of Treasury Shares in thousand of Reais	R$717,789	R$882,936
Emission Costs in thousands of Reais	R$1,771	R$1,771
Balance of Treasury Shares in thousands of Reais	R$719,560	R$884,707

Cost/Share Price	Units	Units
Minimum cost (*)	R$7.55	R$7.55
Weighted average cost (*)	R$27.33	R$27.46
Maximum cost (*)	R$49.55	R$49.55
Share Price	R$28.22	R$24.93
(*)	Since the beginning of trading on the stock exchange.

Additionally, for the fiscal year ended December 31, 2025, trading of treasury shares resulted in a loss of R$22,106 (2024 – gain of R$25,163), which was directly recognized in equity under capital reserves.